Cost of Sales, Selling Expenses and Administrative Expenses (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of Sales, Selling Expenses and Administrative Expenses
Cost of sales	$ 16,035,227	$ 14,147,169	$ 13,329,335
Selling expenses	1,695,616	1,694,966	1,270,529
Administrative expenses	3,809,379	4,436,746	4,441,084
Total depreciation, amortization and other amortization	21,540,222	20,278,881	19,040,948
Expenses relating to variable lease payment not included in the measurement of the lease liability	410,354
Expenses relating to short-term leases and leases of low-value assets	213,390
Total	623,744
Employee benefits
Short-term employee benefits	16,821,651	16,000,255	16,124,608
Other short-term employee benefits	1,210,671	949,294	1,775,854
Share-based compensation	1,129,644	1,327,549	1,489,884
Post-employment benefits	259,064	171,156	158,905
Employee benefits	$ 19,421,030	$ 18,448,254	$ 19,549,251